Business segment information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest-earning assets - business segment	$ 6,743,769	[1],[2]	$ 6,380,057	[1],[2]	$ 5,100,791	[1],[2]
Allowance for loan losses	(72,976)		(88,547)		(78,615)		(73,789)
Customers' liabilities under acceptances	1,157		1,110		27,213
Premises and equipment	12,808		6,673		6,532
Accrued interest receivable	37,819		38,168		31,110
Derivative financial instruments used for hedging - receivable	19,239	[3]	4,159	[3]	2,103
Other assets	14,580		18,412		10,953
Total assets	$ 6,756,396		$ 6,360,032		$ 5,100,087

[1]	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
[2]	Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.
[3]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.